1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Shares Security Description Value
Common Stock - 98.5%
Communication Services - 4.9%
1,976 Cable One, Inc. $ 2,893,338
29,626 Cogent Communications Holdings,
Inc. 1,965,685
4,859,023
Consumer Discretionary - 4.0%
16,552 Bright Horizons Family Solutions,
Inc.
(a)
2,196,285
22,174 Floor & Decor Holdings, Inc.,
Class A
(a)
1,796,094
3,992,379
Consumer Staples - 3.2%
137,103 Utz Brands, Inc. 2,026,383
6,427 WD-40 Co. 1,177,619
3,204,002
Financials - 7.7%
5,247 Goosehead Insurance, Inc. 412,257
35,996 Hamilton Lane, Inc., Class A 2,782,131
11,607 Kinsale Capital Group, Inc. 2,646,628
20,489 Trupanion, Inc.
(a)
1,825,979
7,666,995
Health Care - 25.4%
115,533 Abcam PLC, ADR
(a)
2,113,099
2,590 Atrion Corp. 1,846,670
27,244 Azenta, Inc. 2,257,983
6,032 Bio-Techne Corp. 2,612,097
15,231 Castle Biosciences, Inc.
(a)
683,263
14,987 CryoPort, Inc.
(a)
523,196
46,297 HealthEquity, Inc.
(a)
3,122,270
30,109 LeMaitre Vascular, Inc. 1,399,165
15,699 Medpace Holdings, Inc.
(a)
2,568,199
7,493 Mesa Laboratories, Inc. 1,909,816
36,183 OrthoPediatrics Corp.
(a)
1,953,520
31,498 Progyny, Inc.
(a)
1,618,997
13,526 Repligen Corp.
(a)
2,544,105
25,152,380
Industrials - 22.7%
86,838 Douglas Dynamics, Inc. 3,003,726
25,117 Exponent, Inc. 2,713,892
29,938 HEICO Corp., Class A 3,797,037
55,507 IAA, Inc.
(a)
2,123,143
21,747 John Bean Technologies Corp. 2,576,367
13,073 Simpson Manufacturing Co., Inc. 1,425,480
15,829 SiteOne Landscape Supply, Inc.
(a)
2,559,391
21,316 Trex Co., Inc.
(a)
1,392,574
75,075 WillScot Mobile Mini Holdings
Corp.
(a)
2,937,685
22,529,295
Shares Security Description Value
Information Technology - 30.6%
17,748 Alarm.com Holdings, Inc.
(a)
$ 1,179,532
33,468 BlackLine, Inc.
(a)
2,450,527
3,047 Coupa Software, Inc.
(a)
309,667
17,873 Endava PLC, ADR
(a)
2,377,645
13,775 Envestnet, Inc.
(a)
1,025,411
42,111 EVERTEC, Inc. 1,723,603
89,168 Evo Payments, Inc., Class A
(a)
2,058,889
26,661 Guidewire Software, Inc.
(a)
2,522,664
99,475 Momentive Global, Inc.
(a)
1,617,464
21,877 Novanta, Inc.
(a)
3,112,878
23,614 Procore Technologies, Inc.
(a)
1,368,667
63,661 PROS Holdings, Inc.
(a)
2,120,548
20,920 Sprout Social, Inc., Class A
(a)
1,676,110
20,338 The Descartes Systems Group,
Inc.
(a)
1,489,962
27,748 WNS Holdings, Ltd., ADR
(a)
2,372,177
24,982 Workiva, Inc.
(a)
2,947,876
30,353,620
Total Common Stock (Cost $89,363,081) 97,757,694
Money Market Fund - 1.7%
1,720,405 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $1,720,405) 1,720,405
Investments, at value - 100.2% (Cost
$91,083,486) $ 99,478,099
Other Assets & Liabilities, Net - (0.2)% (218,860)
Net Assets - 100.0% $ 99,259,239
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2022.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 97,757,694
Level 2 - Other Significant Observable Inputs 1,720,405
Level 3 - Significant Unobservable Inputs –
Total $ 99,478,099